Expense Example	Prospectus #1 Macquarie Large Cap Value Portfolio DPT Class 1 year	Prospectus #1 Macquarie Large Cap Value Portfolio DPT Class 3 years	Prospectus #1 Macquarie Large Cap Value Portfolio DPT Class 5 years	Prospectus #1 Macquarie Large Cap Value Portfolio DPT Class 10 years	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class 1 year	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class 3 years	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class 5 years	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class 10 years	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class 1 year	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class 3 years	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class 5 years	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class 10 years	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class 1 year	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class 3 years	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class 5 years	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class 10 years	Prospectus #1 Macquarie High Yield Bond Portfolio DPT Class 1 year	Prospectus #1 Macquarie High Yield Bond Portfolio DPT Class 3 years	Prospectus #1 Macquarie High Yield Bond Portfolio DPT Class 5 years	Prospectus #1 Macquarie High Yield Bond Portfolio DPT Class 10 years	Prospectus #1 Macquarie Core Plus Bond Portfolio DPT Class 1 year	Prospectus #1 Macquarie Core Plus Bond Portfolio DPT Class 3 years	Prospectus #1 Macquarie Core Plus Bond Portfolio DPT Class 5 years	Prospectus #1 Macquarie Core Plus Bond Portfolio DPT Class 10 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class A 1 year	Prospectus #2 Delaware Global Listed Real Assets Fund Class A 3 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class A 5 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class A 10 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class C 1 year	Prospectus #2 Delaware Global Listed Real Assets Fund Class C 3 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class C 5 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class C 10 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class R 1 year	Prospectus #2 Delaware Global Listed Real Assets Fund Class R 3 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class R 5 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class R 10 years	Prospectus #2 Delaware Global Listed Real Assets Fund Institutional Class 1 year	Prospectus #2 Delaware Global Listed Real Assets Fund Institutional Class 3 years	Prospectus #2 Delaware Global Listed Real Assets Fund Institutional Class 5 years	Prospectus #2 Delaware Global Listed Real Assets Fund Institutional Class 10 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class R6 1 year	Prospectus #2 Delaware Global Listed Real Assets Fund Class R6 3 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class R6 5 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class R6 10 years
USD ($)	72	254	452	1,024	88	274	477	1,061	214	492	791	1,642	122	417	734	1,632	60	200	352	794	46	181	329	758	703	1,012	1,343	2,278	311	693	1,202	2,600	161	541	946	2,078	110	386	683	1,528	102	361	640	1,437